Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Profit for the year	$ 66,505	$ 98,041	[1]	$ 38,113	[1]
Income and expenses not associated with cash flows:
Depreciation and amortization	108,889	65,796		42,268
Finance expenses, net	83,560	28,805		24,589
Share-based compensation	8,360	4,970		8,673
Taxes on income	18,275	28,428		12,943
Tax benefits	(20,860)	(5,440)		0
Other income, net	(4,963)	(46,989)		31
Company’s share in losses of investee partnerships	3,350	330		306
Total income and expenses not associated with cash flows	196,611	75,900		88,810
Changes in assets and liabilities items:
Change in other receivables	12,261	(3,241)		(4,930)
Change in trade receivables	(9,892)	(2,841)		(23,355)
Change in other payables	294	6,382		5,738
Change in trade payables	746	15,474		784
Total changes in assets and liabilities items	3,409	15,774		(21,763)
Interest receipts	12,684	12,490		4,461
Interest paid	(74,891)	(54,469)		(33,123)
Income Tax paid	(11,246)	(12,236)		(3,700)
Repayment of contract assets	0	14,120		17,578
Net cash flows from operating activities	193,072	149,620		90,376
Cash flows from investing activities
Acquisition (sale) of consolidated companies, net (Annex A)	1,871	(6,975)		(56,962)
Changes in restricted cash and bank deposits, net	29,959	(53,131)		(86,055)
Purchase, development and construction in respect of projects	(899,257)	(730,976)		(656,143)
Payments on account of acquisition of consolidated Company	(32,777)	(5,728)		(3,988)
Loans provided and investment in investees	(26,444)	(28,174)		(4,147)
Proceeds from sale (purchase) of financial assets measured at fair value through profit or loss, net	(14,719)	26,919		(12,705)
Net cash used in investing activities	(941,367)	(798,065)		(820,000)
Cash flows from financing activities
Receipt of loans from banks and other financial institutions	939,627	623,927		541,024
Repayment of loans from banks and other financial institutions	(699,584)	(203,499)		(109,130)
Issuance of debentures	177,914	83,038		0
Issuance of convertible debentures	0	0		47,755
Repayment of debentures	(26,016)	(14,735)		(16,571)
Dividends and distributions by subsidiaries to non-controlling interest	(25,536)	(13,328)		(2,927)
Proceeds from settlement of derivatives	0	0		7,820
Proceeds from investments by tax-equity investors	410,845	198,758		0
Repayment of tax equity investment	(839)	(82,721)		0
Deferred borrowing costs	(21,637)	(1,984)		(4,957)
Receipt of loans from non-controlling interests	0	274		18,136
Repayment of loans from non-controlling interests	(2,960)	(1,485)		(2,302)
Consideration from sale (acquisition) of holding in consolidated entity, without loss of control	(169)	0		4,160
Prepayments on account of issuance of shares	0	0		(1,750)
Issuance of shares	0	266,451		206,625
Exercise of share options	15	9		8
Repayment of lease liability	(5,852)	(4,848)		(4,327)
Proceeds from investment in entities by non-controlling interest	179	5,448		1,177
Net cash from financing activities	745,987	855,305		684,741
Increase (decrease) in cash and cash equivalents	(2,308)	206,860		(44,883)
Balance of cash and cash equivalents at beginning of year	403,805	193,869		265,933
Changes in cash of disposal groups classified as held for sale	(5,753)	0		0
Effect of exchange rate fluctuations on cash and cash equivalents	(8,317)	3,076		(27,181)
Cash and cash equivalents at end of year	$ 387,427	$ 403,805		$ 193,869

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.